Tax Assets - Schedule of Tax Assets (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Tax Assets [Abstract]
Income tax and social contribution to offset	[1]	R$ 1,632,808	R$ 1,533,487
Deferred tax assets		2,277,167	2,075,930
Total		R$ 3,909,975	R$ 3,609,417

[1]	Primarily relates to withholding income tax and social contribution on income from financial investments which can be used to settle other federal tax amounts due. For June 30, 2026, the amount of R$ 54,182 refers to inflation indexation and was recognized as “Other income” in the consolidated statements of profit or loss while such amount for December 31, 2025 was R$ 90,450.